Note 7 - Fair Value - Financial Instruments At Fair Value By Levels - Liabilities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 704,269,000,000	€ 643,765,000,000
Financial Liabilities Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	26,953,000,000	26,266,000,000
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	80,095,000,000	62,541,000,000
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1,576,000,000	827,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	8,612,000,000	4,425,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	41,048,000,000	30,419,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	494,000,000	175,000,000
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	10,614,000,000	12,246,000,000
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1,219,000,000	1,000,000
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	2,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	7,727,000,000	9,595,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	37,828,000,000	32,121,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1,082,000,000	649,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	8,120,000,000	9,984,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1,083,000,000	27,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	4,087,000,000	4,410,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	914,000,000	944,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	3,119,000,000	4,629,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1,083,000,000	27,000,000
Financial LiabilitiesAt Amortized Cost | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	92,354,000,000	67,229,000,000
Financial LiabilitiesAt Amortized Cost | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	314,925,000,000	289,599,000,000
Financial LiabilitiesAt Amortized Cost | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	150,399,000,000	159,082,000,000
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	48,000,000	30,000,000
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	2,287,000,000	2,192,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 34,000,000	€ 11,000,000